Goodwill and Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 500	$ 1,000	$ 2,400
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	400
Finite-Lived Intangible Assets, Amortization Expense, Year Two	400
Finite-Lived Intangible Assets, Amortization Expense, Year Three	400
Finite-Lived Intangible Assets, Amortization Expense, Year Four	$ 300